Income Taxes (Tables) - Federal	12 Months Ended
Dec. 31, 2017
Schedule of Income Tax Disclosure
Schedule of Components of Income Tax Expense (Benefit)
Components of the provision (benefit) for income taxes consist of the following:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Current
Federal	$2	$4	$2
Total current income tax expense	2	4	2
Deferred
Federal	66	84	82
Federal impact of tax reform	80	—	—
State	—	(1)	(2)
Total deferred income tax expense	146	83	80
Total income tax expense	$148	$87	$82

Schedule of Effective Income Tax Rate Reconciliation
Our effective tax rate differs from the statutory federal tax rate. The following is a summary of such differences:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Provision at statutory federal income tax rate (35%)	$74	$90	$84
Increases (decreases) resulting from:
Tax Reform	80	—	—
Bank Owned Life Insurance	(3)	(3)	(1)
Restricted stock compensation	(2)	—	—
State income tax (benefit), net of federal income tax effect (includes valuation allowance)	—	(1)	(2)
Warrant expense (income)	—	1	1
Non-deductible compensation	—	—	1
Other	(1)	—	(1)
Provision for income taxes	$148	$87	$82
Effective tax provision rate	70.1%	33.7%	34.2%

Schedule of Net Deferred Tax Assets
Temporary differences and carry forwards that give rise to DTAs and liabilities are comprised of the following:

	December 31,
	2017	2016
	(Dollars in millions)
Deferred tax assets
Net operating loss carryforwards (Federal and State)	$110	$195
Allowance for loan losses	43	74
Litigation settlement	14	22
Alternative Minimum Tax credit carry forwards	—	18
Representation and warranty reserves	3	10
Accrued compensation	10	15
Contingent Consideration	6	—
Loan deferred fees and costs	2	3
Non-accrual interest revenue	1	2
Deferred interest	1	2
General business credits	3	1
Other	2	5
Total	195	347
Valuation allowance	(20)	(20)
Total (net)	175	327
Deferred tax liabilities
Premises and equipment	(14)	(12)
Mortgage loan servicing rights	(3)	(11)
Mark-to-market adjustments	(10)	(9)
Commercial lease financing	(9)	(5)
State and local taxes	(3)	(4)
Total	(39)	(41)
Net deferred tax asset	$136	$286